Non-Controlling Interest	12 Months Ended
Mar. 31, 2018
Non-controlling Interest
Non-Controlling Interest
37	NON-CONTROLLING INTERESTS

Details of subsidiary that have material non-controlling interests

The Group has a number of subsidiaries held directly and indirectly which operate and are incorporated around the world. Note 36 to the financial statements lists details of the major consolidated entities and the interests in these subsidiaries. The non-controlling interests that are material to the Group relate to Eros International Media Limited and its subsidiaries whose principal place of business is in India.

The table below shows the summarized financial information of Eros International Media Limited and its subsidiaries (EIML) whereas at March 31, 2018, non-controlling interests held an economic interest by virtue of shareholding of 39.87% (March 2017: 26.67%). The change in shareholding was due to exercise of 1.17% ESOP by the employees and sale of 12.03% shares in open market (Refer Note 4). This summarized financial information represents amounts before inter-company eliminations.

	Year ended March 31
	(in thousands)
EIML	2018	2017
Current assets	$152,997	$143,037
Non-current assets	418,118	428,429
Current liabilities	(162,898)	(192,807)
Non-current liabilities	(65,582)	(75,010)
Total net assets attributable	$342,635	$303,649
Equity attributable to owners of the Group	$204,907	$224,558
Equity attributable to non-controlling interests	$137,728	$79,091

Revenue	$151,887	$210,776
Expenses	(118,858)	(176,373)
Profit for the year	$33,029	$34,403
Profit attributable to the owners of the Group	$20,199	$26,753
Profit attributable to non-controlling interests	$12,830	$7,650

Other comprehensive (loss)/income during the year	$(612)	$5,277
Total comprehensive income during the year	$32,417	$39,680
Total comprehensive income attributable to the owners of the Group	19,828	30,211
Total comprehensive income attributable to non-controlling interests	12,589	9,469

Net cash inflow from operating activities	$49,096	$10,686
Net cash outflow from investing activities	(55,755)	(78,121)
Net cash inflow from financing activities	6,707	42,409
Net cash (outflow)/inflow	$48	$(25,026)

No dividends were paid to non-controlling interests during the year ended March 31, 2018. (2017: Nil).